Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
REVENUES, NET	$ 78,574,409	$ 72,722,085
COST OF GOODS SOLD	62,641,320	55,801,399
GROSS PROFIT	15,933,089	16,920,686
SELLING EXPENSES	14,044,750	14,530,119
GENERAL AND ADMINISTRATIVE EXPENSES	1,632,357	3,635,251
TOTAL OPERATING EXPENSES	15,677,107	18,165,370
INCOME (LOSS) FROM OPERATIONS	255,982	(1,244,684)
OTHER INCOME (EXPENSES):
INTEREST INCOME	216,891	145,107
INTEREST EXPENSE	(307)	(60,365)
INVESTMENT LOSS	(1,642,910)
OTHER INCOME	285,255	1,003,696
TOTAL OTHER INCOME (EXPENSES)	(1,141,071)	1,088,438
LOSS BEFORE INCOME TAXES	(885,089)	(156,246)
PROVISION FOR INCOME TAXES	39,172	438,788
NET LOSS	(924,261)	(595,034)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(14)	(253)
NET LOSS ATTRIBUTABLE TO CHINA JO-JO DRUGSTORES, INC.	(924,247)	(594,781)
OTHER COMPREHENSIVE LOSS
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(794,542)	(3,428,158)
COMPREHENSIVE LOSS	$ (1,718,803)	$ (4,023,192)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	1,195,746	226,702
Diluted (in Shares)	1,195,746	226,702
LOSS PER SHARE:
Basic (in Dollars per share)	$ (0.77)	$ (2.62)
Diluted (in Dollars per share)	$ (0.77)	$ (2.62)